Results related to associates (Details) - EUR (€)	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Wings Therapeutics Inc
Disclosure of associates [line items]
Loss on share of profits of associates	€ 84,000	€ 119,000